Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2020
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Net Defined Benefit Liabilities
18.	Net Defined Benefit Liabilitie s
The amounts recognized in the statements of financial position are determined as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Present value of defined benefit obligations	￦	2,427,351	￦	2,556,712
Fair value of plan assets		(2,069,710)		(2,189,375)

Liabilities	￦	365,663	￦	378,087

Assets in the statement of financial position	￦	8,022	￦	10,750

Changes in the defined benefit obligations for the years ended December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019		2020
Beginning	￦	2,201,876	￦	2,427,351
Current service cost		243,598		248,047
Interest expense		47,403		45,083
Benefit paid		(100,663)		(258,866)
Changes due to settlements of plan		910		1,075
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		39		5,191
Actuarial gains and losses arising from changes in financial assumptions		11,773		17,077
Actuarial gains and losses arising from experience adjustments		19,465		57,703
Changes in scope of consolidation		2,950		14,051

Ending	￦	2,427,351	￦	2,556,712

Changes in the fair value of plan assets for the years ended December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019		2020
Beginning	￦	1,643,046	￦	2,069,710
Interest income		35,386		38,590
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		(2,537)		2,589
Benefits paid		(87,119)		(213,953)
Employer contributions		476,916		284,243
Changes in scope of consolidation		4,018		8,196

Ending	￦	2,069,710	￦	2,189,375

Amounts recognized in the ‘Operating expenses’ of the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Current service cost	￦	225,667	￦	243,598	￦	248,047
Net Interest cost		10,458		12,017		6,494
Past service cost		9,801		910		1,075
Transfer out		(13,881)		(16,215)		(16,514)

Total expenses	￦	232,045	￦	240,310	￦	239,102

Principal actuarial assumptions used are as follows:

	December 31, 2018	December 31, 2019	December 31, 2020
Discount rate	2.32%	1.97%	1.93%
Future salary increase	5.08%	4.92%	4.88%

The sensitivity of the defined benefit obligations as at December 31, 2020, to changes in the principal assumptions is:

(In percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5% point	￦ (86,288)	￦	93,254
Salary growth rate	0.5% point	85,344		(79,970)
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
The above sensitivity analyses are based on an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.
The Group actively monitors how the duration and the expected yield of the investments match the expected cash outflows arising from the pension obligations. Expected contributions to post-employment benefit plans for the year ending December 31, 2021, are
￦
355,481 million.
The expected maturity analysis of undiscounted pension benefits as at December 31, 2020, is as follows:

(In millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	232,550	￦	271,366	￦	794,840	￦	2,284,517	￦	3,583,273
The weighted average duration of the defined benefit obligations is 6.7 years.